Share-Based Payments - Calculation of fair value of option program (Details)	12 Months Ended
	Dec. 31, 2022 SEK (kr) shares	Dec. 31, 2022 SEK (kr) $ / shares shares	Dec. 31, 2021 SEK (kr)	Dec. 31, 2020 SEK (kr)
Share-Based Payments
Number of Shares covered by Options | shares	3,952,166	3,952,166
Number of warrants set aside to secure the delivery of shares in connection with the utilization of the award program | shares	5,000,000	5,000,000
Share-based payments	kr 34,549,000		kr 24,737,000	kr 5,304,000
Provisions attributable to changes in social security costs (Share-based payments)	234,000	kr 234,000	9,992,000	3,164,000
Total cost	kr 34,783,000		kr 34,729,000	kr 8,468,000
ESOP 2020
Share-Based Payments
Percentage of weighted average share price	115.00%
ESOP 2020:1
Share-Based Payments
Fair Value upon Issue of the Options	kr 22.14	kr 22.14
Exercise price | $ / shares		kr 121.43
Volatility	39.60%
Number of Shares covered by Options | shares	836,500	836,500
ESOP 2020:2
Share-Based Payments
Fair Value upon Issue of the Options	kr 22.50	kr 22.50
Exercise price | $ / shares		kr 116.78
Volatility	41.60%
Number of Shares covered by Options | shares	104,000	104,000
ESOP 2020:3
Share-Based Payments
Fair Value upon Issue of the Options	kr 30.41	kr 30.41
Exercise price | $ / shares		kr 145.05
Volatility	44.30%
Number of Shares covered by Options | shares	37,000	37,000
ESOP 2020:4
Share-Based Payments
Fair Value upon Issue of the Options	kr 30.41	kr 30.41
Exercise price | $ / shares		kr 141.26
Volatility	45.20%
Number of Shares covered by Options | shares	394,166	394,166
ESOP 2021:1
Share-Based Payments
Fair Value upon Issue of the Options	kr 35.88	kr 35.88
Exercise price | $ / shares		kr 140.71
Volatility	46.00%
Number of Shares covered by Options | shares	500,000	500,000
ESOP 2021:2
Share-Based Payments
Fair Value upon Issue of the Options	kr 25.72	kr 25.72
Exercise price | $ / shares		kr 109.38
Volatility	47.50%
Number of Shares covered by Options | shares	329,500	329,500
ESOP 2021:3
Share-Based Payments
Fair Value upon Issue of the Options	kr 27.64	kr 27.64
Exercise price | $ / shares		kr 93.77
Volatility	43.84%
Number of Shares covered by Options | shares	650,000	650,000
ESOP 2022:1
Share-Based Payments
Fair Value upon Issue of the Options	kr 26.57	kr 26.57
Exercise price | $ / shares		kr 94.66
Volatility	45.14%
Number of Shares covered by Options | shares	1,101,000	1,101,000